Condensed Financial Statements of Affiliates, Statements of Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Schedule of Equity Method Investments [Line Items]
Operating revenues	¥ 952,655	¥ 888,397
Operating income (loss)	90,451	107,133
Income (loss) from continuing operations	(5,365)	30,222
Net income (loss)	(5,365)	30,222
Net income (loss) attributable to shareholders' of the affiliated companies	3,479	32,082
Condensed Financial Information of Affiliates that Recorded Net Income Attributable To Affiliated Companies, which primarily includes Sumitomo Mitsui Card and PLDT
Schedule of Equity Method Investments [Line Items]
Operating revenues	708,891	613,689
Operating income (loss)	141,617	162,143
Income (loss) from continuing operations	99,798	113,244
Net income (loss)	99,798	113,244
Net income (loss) attributable to shareholders' of the affiliated companies	102,266	113,163
Condensed Financial Information of Affiliates that Recorded Net Loss Attributable To Affiliated Companies, which primarily includes TTSL
Schedule of Equity Method Investments [Line Items]
Operating revenues	243,764	274,708
Operating income (loss)	(51,166)	(55,010)
Income (loss) from continuing operations	(105,163)	(83,022)
Net income (loss)	(105,163)	(83,022)
Net income (loss) attributable to shareholders' of the affiliated companies	¥ (98,787)	¥ (81,081)